Pender Real Estate Credit Fund
Consolidated Schedule of Investments
3/31/2025 (Unaudited)

		Coupon		Original
	Spread	Rate (%)	Maturity Date	Acquisition Date	Principal Amount	Cost(1)	Fair Value
Private Debt - 109.4% (2),(3)
Directly Originated Loans - 0.0%
Retail - 0.0%
David Streeter(4)	N/A	6.00	7/1/2026	5/21/2021	$29,248	$29,248	$29,321
Total Directly Originated Loans						29,248	29,321

Senior Mortgage Loans - 109.4%
Assisted Living - 2.7%
2601 Tandy ABL I Holdings, LLC(5)	N/A	6.00	11/1/2025	4/1/2023	11,950,000	11,651,689	10,934,689

Gas/Service Station - 1.3%
Trilogy Holdings, LLC Fuels(5),(6)	SOFR1M + 6.91%	11.75	12/1/2025	10/28/2024	7,000,000	5,414,035	5,431,535

Hospitality - 0.9%
2422 Ridgeway ABL I Holdings, LLC(6)	TBILL1M + 6.69%	12.00	8/1/2025	5/1/2022	1,983,315	1,876,093	1,859,691
Wattsburg Hospitality, LLC(6)	TBILL1M + 4.20%	9.00	4/1/2026	3/29/2023	1,950,000	1,945,094	1,949,969
						3,821,187	3,809,660
Industrial - 1.5%
Finn Equipment Leasing, LLC(5),(6)	SOFR1M + 4.46%	8.75	2/1/2026	1/28/2025	12,000,000	6,153,626	6,153,626

Mixed Use - 13.0%
1810 Chestnut Street Development, LLC(6)	TBILL1M + 8.17%	12.50	8/1/2025	8/2/2022	11,350,000	10,759,303	10,816,053
2528 Hondo Ave., LLC(6)	SOFR1M + 4.42%	9.75	9/1/2025	8/30/2024	4,800,000	4,827,913	4,835,113
C & S Storage, LLC(6)	SOFR1M + 2.88%	7.75	5/1/2025	3/31/2023	26,075,050	25,796,594	25,861,782
MBRV I, LLC & MBRV II, LLC(6)	SOFR1M + 3.41%	8.75	10/1/2025	9/10/2024	5,100,000	4,794,370	4,807,120
The Elms MT, LLC(6)	SOFR1M + 7.43%	12.74	5/1/2025	4/29/2024	7,200,000	7,032,059	7,014,059
						53,210,239	53,334,127
Moblie Home Park - 0.5%
WF Houston, LLC	N/A	7.00	5/1/2025	4/27/2021	2,680,000	1,798,885	1,909,405

Multifamily - 76.1%
2201 SW NYE, LLC(6)	SOFR1M + 4.48%	8.75	2/1/2026	1/10/2025	3,375,000	3,307,500	3,315,938
Atlanta 330, LLC(5),(6)	SOFR1M + 2.90%	8.25	9/1/2025	8/13/2024	32,500,000	29,742,730	29,791,480
Brazos Thread Owner 1, LLC(5)	N/A	8.00	7/1/2025	6/14/2023	11,075,000	10,533,687	10,561,375
Brazos Thread Owner 2, LLC(5)	N/A	8.00	7/1/2025	6/14/2023	10,250,000	9,528,272	9,553,897
Brazos Thread Owner 3, LLC(5)	N/A	8.00	7/1/2025	6/14/2023	20,200,000	19,487,815	19,538,315
Grandview Apartments 1002, LLC(6)	TBILL1M + 3.50%	9.25	3/1/2026	2/27/2023	5,800,000	5,786,449	5,800,949
KSA GP, LLC(6)	TBILL1M + 4.00%	6.00	6/1/2025	5/4/2022	3,000,000	2,874,041	2,956,541
Lakeview 28, LLC(6)	SOFR1M + 3.43%	8.75	9/1/2025	8/29/2024	2,800,000	2,804,566	2,811,566
Lebanon 10, LLC(6)	SOFR1M + 2.38%	7.25	4/1/2026	3/31/2023	2,793,792	2,843,822	2,850,806
LNX Uptown, LLC(5),(6)	SOFR1M + 2.94%	8.25	6/1/2025	5/24/2024	25,000,000	16,401,843	16,464,343
MF Opp Fund I, LLC	N/A	10.00	7/1/2025	6/14/2023	37,400,000	36,124,672	36,218,172
Midwest 288, LLC(5),(6)	SOFR1M + 5.44%	10.75	10/1/2025	9/23/2024	15,300,000	12,234,393	12,272,643
PDGL Trust, LLC(6)	SOFR1M + 4.44%	9.75	6/1/2025	5/23/2024	14,000,000	13,531,968	13,566,968
Prosper GP LP, LLC	N/A	8.00	9/1/2026	9/15/2023	26,200,000	23,915,808	23,981,308
Riverbend PEGP, LLC	N/A	11.00	10/1/2025	10/6/2023	19,100,000	18,163,540	18,211,290
Rose Lane Apartments, LLC(6)	SOFR1M + 4.46%	8.75	2/1/2026	1/24/2025	3,000,000	3,000,000	3,000,000
Sage Richmond, LLC(6)	TBILL1M + 7.00%	11.33	7/1/2025	6/28/2022	4,750,000	4,845,695	4,816,520
Sandman 4 Apartments, LLC(6)	SOFR1M + 3.93%	9.25	12/1/2025	11/16/2023	4,400,000	4,428,556	4,439,556
Wagner RE, LLC(5),(6)	SOFR1M + 4.41%	9.75	9/1/2025	8/13/2024	12,500,000	10,772,788	10,791,538
Wagner RE, LLC	N/A	9.75	1/1/2026	12/31/2024	4,000,000	3,580,411	3,590,411
WAM Harvey, LLC	N/A	9.00	11/1/2025	3/12/2024	24,600,000	23,340,654	23,402,154
Warrior Fund I, LLC	N/A	8.75	1/1/2026	2/1/2024	39,600,000	36,846,685	37,005,085
Wesley GP, LLC(6)	TBILL1M + 4.00%	6.00	6/1/2025	5/31/2022	8,725,000	8,483,807	8,684,770
Yakima 28, LLC(6)	TBILL1M + 3.93%	8.74	12/1/2025	11/29/2022	7,952,500	7,982,950	7,972,381
						310,562,652	311,598,006
Office - 10.2%
5751 Kroger ABL I Holidings, LLC(5),(6)	SOFR1M + 4.69%	10.00	5/1/2025	5/1/2024	6,950,000	6,366,224	6,383,599
CP NJ Short Hills Pender, LLC	N/A	12.00	8/2/2025	2/2/2024	36,300,000	35,386,450	35,477,200
						41,752,674	41,860,799
Retail - 3.2%
710 Route 38 ABL I Holdings, LLC(6)	TBILL1M + 5.35%	11.00	4/1/2025	12/22/2022	13,325,000	13,274,705	13,277,518
Total Senior Mortgage Loans						447,639,692	448,309,365

Total Private Debt						447,668,940	448,338,686

Real Estate Owned - 0.9% (7)
Mixed Use - 0.9%
Theos Fedro Holdings, LLC	N/A	N/A	N/A	N/A	N/A	3,600,000	3,600,000
Total Real Estate Owned						3,600,000	3,600,000

Total Investments (Cost $451,268,940) - 110.3%							$451,938,686
Liabilities in excess of other assets (10.3%)							(42,171,820)
Net Assets - 100%							$409,766,866

LLC - Limited Liability Company

TBILL1M - One month term U.S. Treasury Bill

SOFR1M - One month term Secured Overnight Financing Rate

[1]	Cost is equal to carrying value of the loan which includes the current outstanding balance plus minus any deferred fees or cost.
[2]	All Private Debt investments are restricted securities. The total value of these securities is $448,338,686, which represents 109.4% of total net assets of the Fund
[3]	All Private Debt investments are Level 3 securities fair valued using significant unobservable inputs.
[4]	David Streeter is an individual loan receivable from past litigation settlement between Mr. Streeter and the Predecessor Fund.
[5]	A portion of this holding is subject to unfunded commitments.
[6]	Floating rate security.
[7]	All Real Estate Owned investments are Level 3 holdings fair valued using significant unobservable inputs.